Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Current PEO ($) (1)	Compensation Actually Paid to Current PEO ($) (2)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (4)	Net Loss (million) ($)
2024	611,533	503,726	-	-	376,291	323,665	$0.77	(9.6)
2023	577,094	498,232	-	-	364,099	352,071	$2.80	(17.5)
2022	825,937	106,751	-	-	816,486	(24,625)	$4.47	(18.8)

Named Executive Officers, Footnote

(3)	The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; (ii) for 2023, Kevin Coveney, Chief Financial Officer, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer; and (iii) for 2022, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 376,291	$ 364,099	$ 816,486
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 323,665	352,071	(24,625)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024		2023		2022
	Current PEO	Non-PEO NEOs (Average)	Current PEO	Non-PEO NEOs (Average)	Current PEO	Non-PEO NEOs (Average)
Reported Summary Compensation Table total	611,533	$376,291	577,094	$364,099	825,937	$816,486
Less, value of Stock Awards reported in Summary Compensation Table	(152,893)	(76,156)	(126,309)	(42,410)	-	(377,813)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	93,768	44,801	57,213	18,857	-	23,462
Plus (less) fair value as of vesting date of equity awards that were granted and vested in the Year	-	-	-	11,800	-	-
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(32,846)	(1,875)	(8,775)	9,947	(628,987)	(31,844)
Plus (less), change in fair value from last day of prior year to vesting date of equity awards vested in the year	(6,086)	(15,983)	444	(2,048)	(90,199)	(454,916)
Less, prior year-end fair value for equity awards forfeited in the year	(9,750)	(3,413)	(1,435)	(8,174)	-	-
Compensation actually paid	503,726	323,665	498,232	352,071	106,751	(24,625)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 0.77	2.80	4.47
Net Income (Loss) Attributable to Parent		$ (9,600,000)	$ (17,500,000)	$ (18,800,000)
PEO Name		Dr. Joseph Tucker	Dr. Joseph Tucker	Dr. Joseph Tucker
PEO [Member]
Pay vs Performance Disclosure [Table]
Reported Summary Compensation Table total	[4]	$ 611,533	$ 577,094	$ 825,937
Compensation actually paid	[2]	503,726	498,232	106,751
PEO [Member] | Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(152,893)	(126,309)
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		93,768	57,213
PEO [Member] | Fair Value as of Vesting Date of Equity Awards that were Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(32,846)	(8,775)	(628,987)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(6,086)	444	(90,199)
PEO [Member] | Prior Year-End Fair Value for Equity Awards Forfeited Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(9,750)	(1,435)
Former Peo [Member]
Pay vs Performance Disclosure [Table]
Reported Summary Compensation Table total
Compensation actually paid
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Reported Summary Compensation Table total		376,291	364,099	816,486
Compensation actually paid		323,665	352,071	(24,625)
Non-PEO NEO [Member] | Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(76,156)	(42,410)	(377,813)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		44,801	18,857	23,462
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards that were Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year			11,800
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(1,875)	9,947	(31,844)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		(15,983)	(2,048)	(454,916)
Non-PEO NEO [Member] | Prior Year-End Fair Value for Equity Awards Forfeited Year [Member]
Pay vs Performance Disclosure [Table]
Less, prior year-end fair value for equity awards forfeited in the year		$ (3,413)	$ (8,174)

[1]	The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Kevin Coveney, Chief Financial Officer and Dr. Peter Facchini, Chief Innovation Officer; (ii) for 2023, Kevin Coveney, Chief Financial Officer, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer; and (iii) for 2022, Avani Kanubaddi, President and Chief Operating Officer, and Dr. Peter Facchini, Chief Innovation Officer. The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs.
[2]	Compensation actually paid reported for the PEOs and the average of the non-PEO NEOs is calculated by adjusting the summary compensation totals in accordance with SEC rules and do not reflect the total compensation actually realized or received. The table below shows the additions and deductions to calculate “compensation actually paid” in each fiscal year as compared to the total compensation reported in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[3]	The cumulative total shareholder return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2021, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2024, 2023, and 2022. The Company did not pay dividends in the periods presented.
[4]	Dr. Joseph Tucker was our PEO for fiscal years 2024, 2023, and 2022.